Summary of Significant Accounting Policies - Schedule of Movement of Contract Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Movement of Contract Liabilities [Line Items]
Opening balance	$ 23,733,705	$ 29,346,751
Contract liabilities – third party customers	27,592,381	3,635,144
Contract liabilities – related party customers	80,348,303	20,098,561
Addition of contract liabilities	403,824,391	52,208,001
Revenue recognition during the year	(319,679,148)	(57,821,087)
Foreign exchange adjustment	61,736	40
Ending balance	107,940,684	23,733,705
Third Party Customers [Member]
Schedule of Movement of Contract Liabilities [Line Items]
Contract liabilities – third party customers	$ 27,592,381	$ 3,635,144	$ 530,817